INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	1 January				31 December
	2025	Additions(*)	Transfer	Impairment(**)	2025

Cost:
Acquired software and rights	1,846,827	201,143	2,026	—	2,049,996
Website development costs (***)	7,689,742	1,786,047	—	(386,907)	9,088,882
Goodwill	538	—	—	—	538
Other (****)	16,276	3,697	(2,026)	—	17,947

Total	9,553,383	1,990,887	—	(386,907)	11,157,363

Accumulated amortization:
Acquired software and rights	(1,300,272)	(226,346)	—	—	(1,526,618)
Website development costs	(4,249,052)	(1,626,466)	—	117,450	(5,758,068)

Total	(5,549,324)	(1,852,812)	—	117,450	(7,284,686)

Net book value	4,004,059				3,872,677

(*)Personnel bonus provision related to direct employee costs amounting to TRY149,239 thousand is capitalized as part of the website development costs for the year ended 31 December 2025 (2024: TRY146,352 thousand).

(**)During the year ended 31 December 2025, the Group recognised an impairment loss of TRY269,457 thousand related to certain website development costs.

(***)Website development costs include projects under development amounting to TRY852,601 thousand (2024: TRY429,764 thousand) which are not amortized as of 31 December 2025.

(****)Other mainly includes projects in progress which are transferred to acquired software and rights upon completion.

	1 January			31 December
	2024	Additions(*)	Transfer	2024

Cost:
Acquired software and rights	1,578,717	264,912	3,198	1,846,827
Website development costs (***)	5,871,504	1,818,238	—	7,689,742
Goodwill	538	—	—	538
Other (****)	11,651	7,823	(3,198)	16,276

Total	7,462,410	2,090,973	—	9,553,383

Accumulated amortization:
Acquired software and rights	(1,134,181)	(166,091)	—	(1,300,272)
Website development costs	(2,825,310)	(1,423,742)	—	(4,249,052)

Total	(3,959,491)	(1,589,833)	—	(5,549,324)

Net book value	3,502,919			4,004,059

There is no collateral, pledge or mortgage on intangible assets as of 31 December 2025 (2024: None).